OTHER CURRENT AND NON-CURRENT ASSETS (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB
Other current assets
Interest receivable	$ 18.4	558.0	78.0
VAT reclaimable	16.5	502.0	348.0
Other receivables	2.8	85.0	21.0
Prepaid taxes	0.6	18.0	56.0
Inventory	0.3	8.0	3.0
Other	1.5	46.0	23.0
Total other current assets	40.1	1,217.0	529.0
Other non-current assets
Loans to employees	6.6	199.0	137.0
Other receivables	2.2	68.0
Marketable securities (Note 9)	1.3	39.0
Other	1.2	36.0	4.0
Total other non-current assets	$ 11.3	342.0	141.0